Summary of Significant Accounting Policies - Property and Equipment (Details) - Equipment	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Minimum
Property and Equipment
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum
Property and Equipment
Property, Plant and Equipment, Useful Life	10 years	10 years